UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-22715

Guggenheim Credit Allocation Fund
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee
227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:(312) 827-0100

Date of fiscal year end:  May 31

Date of reporting period:  June 1, 2015 - November 30, 2015

Item 1.  Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIMINVESTMENTS.COM/GGM

... YOUR LINK TO THE LATEST, MOST UP-TO-DATE INFORMATION ABOUT GUGGENHEIM CREDIT ALLOCATION FUND

The shareholder report you are reading right now is just the beginning of the story.

Online at guggenheiminvestments.com/ggm, you will find:
  Daily, weekly and monthly data on share prices, distributions and more
  Portfolio overviews and performance analyses
  Announcements, press releases and special notices
  Fund and adviser contact information
Guggenheim Partners Investment Management, LLC and Guggenheim Funds Investment Advisors, LLC are constantly updating and expanding shareholder information services on the Fund’s website in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment in the Fund.

November 30, 2015

DEAR SHAREHOLDER

We thank you for your investment in the Guggenheim Credit Allocation Fund (the “Fund”). This report covers the Fund’s performance for the six-month period ended November 30, 2015.

The Fund’s investment objective is to seek total return through a combination of current income and capital appreciation.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities, debt securities, loans and investments with economic characteristics similar to fixed-income securities, debt securities and loans (collectively, “credit securities”). The Fund seeks to achieve its investment objective by investing in a portfolio of credit securities selected from a variety of sectors and credit qualities. The Fund may invest in credit securities of any duration or maturity. Credit securities in which the Fund may invest may pay fixed or variable rates of interest. The Fund may invest without limitation in securities of non-U.S. issuers, including issuers in emerging markets.

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. For the six-month period ended November 30, 2015, the Fund provided a total return based on market price of -13.25% and a total return based on NAV of -6.97%. NAV return includes the deduction of management fees, operating expenses, and all other Fund expenses.

As of November 30, 2015, the Fund’s market price of $18.99 represented a discount of 8.08% to its NAV of $20.66. The market value of the Fund’s shares fluctuates from time to time and may be higher or lower than the Fund’s NAV. Past performance is not a guarantee of future results.

From June 2015 through November 2015, the Fund paid a monthly distribution of $0.1813. The November distribution represents an annualized distribution rate of 11.46% based on the Fund’s closing market price of $18.99 on November 30, 2015. The Fund’s distribution rate is not constant, and the amount of distributions, when declared by the Fund’s Board of Trustees, is subject to change based on the performance of the Fund. Please see Note 2(e) on page 36 for more information on distributions for the period.

Guggenheim Funds Investment Advisors, LLC (the “Adviser”) serves as the investment adviser to the Fund. Guggenheim Partners Investment Management, LLC (“GPIM” or the “Sub-Adviser”) serves as the Fund’s investment sub-adviser and is responsible for the management of the Fund’s portfolio of investments. Each of the Adviser and the Sub-Adviser is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

We encourage shareholders to consider the opportunity to reinvest their distributions from the Fund through the Dividend Reinvestment Plan (“DRIP”), which is described in detail on page 53 of this report. When shares trade at a discount to NAV, the DRIP takes advantage of the discount by reinvesting the monthly distribution in common shares of the Fund purchased in the market at a price less than NAV. Conversely, when the market price of the Fund’s common shares is at a premium above NAV, the DRIP reinvests participants’ distributions in newly-issued common shares at the greater of NAV per share or

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 3

November 30, 2015

95% of the market price per share. The DRIP provides a cost-effective means to accumulate additional shares and enjoy the benefits of compounding returns over time. Since the Fund endeavors to maintain a stable monthly distribution, the DRIP effectively provides an income averaging technique, which causes shareholders to accumulate a larger number of Fund shares when the market price is depressed than when the price is higher.

To learn more about the Fund’s performance and investment strategy, we encourage you to read the Questions & Answers section of this report, which begins on page 5. You’ll find information on GPIM’s investment philosophy, views on the economy and market environment, and detailed information about the factors that impacted the Fund’s performance.

We appreciate your investment and look forward to serving your investment needs in the future. For the most up-to-date information on your investment, please visit the Fund’s website at guggenheiminvestments.com/ggm.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
Guggenheim Credit Allocation Fund
December 31, 2015

4 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

QUESTIONS & ANSWERS	November 30, 2015

Guggenheim Credit Allocation Fund (the “Fund”) is managed by a team of seasoned professionals at Guggenheim Partners Investment Management, LLC (“GPIM”). This team includes B. Scott Minerd, Chairman of Guggenheim Investments and Global Chief Investment Officer; Anne B. Walsh, CFA, JD, Senior Managing Director and Assistant Chief Investment Officer; Jeffrey B. Abrams, Senior Managing Director and Portfolio Manager; Kevin H. Gundersen, Senior Managing Director and Portfolio Manager; and James W. Michal, Managing Director and Portfolio Manager. In the following interview, the investment team discusses the market environment and the Fund’s performance for the six months ended November 30, 2015.

What is the Fund’s investment objective and how is it pursued?
The Fund’s investment objective is to seek total return through a combination of current income and capital appreciation.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities, debt securities, loans and investments with economic characteristics similar to fixed-income securities (collectively, “credit securities”). Credit securities in which the Fund may invest consist of corporate bonds, loans and loan participations, asset-backed securities (all or a portion of which may consist of collateralized loan obligations), mortgage-backed securities (both residential mortgage-backed securities and commercial mortgage-backed securities), U.S. Government and agency securities, mezzanine and preferred securities, convertible securities, commercial paper, municipal securities and sovereign government and supranational debt securities. The Fund will seek to achieve its investment objective by investing in a portfolio of credit securities selected from a variety of sectors and credit qualities. The Fund may invest in credit securities that are rated below investment grade, or, if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”). The Fund may invest in credit securities of any duration or maturity. Credit securities in which the Fund may invest may pay fixed or variable rates of interest. The Fund may invest without limitation in securities of non-U.S. issuers, including issuers in emerging markets.

The Fund may, but is not required to, use various derivatives transactions for hedging and risk management purposes, to facilitate portfolio management and to earn income or enhance total return. The Fund may use such transactions as a means to synthetically implement the Fund’s investment strategies. In addition, as an alternative to holding investments directly, the Fund may also obtain investment exposure by investing in other investment companies. To the extent that the Fund invests in synthetic investments with economic characteristics similar to credit securities, the value of such investments will be counted as credit securities for purposes of the Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in credit securities (the “80% Policy”).

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 5

QUESTIONS & ANSWERS continued	November 30, 2015

The Fund may invest in open-end funds, closed-end funds and exchange traded funds. For purposes of the Fund’s 80% Policy, the Fund will include its investments in other investment companies that have a policy of investing at least 80% of their net assets, plus the amount of any borrowings for investment purposes, in one or more types of credit securities.

The Fund uses financial leverage (borrowing) to finance the purchase of additional securities. Although financial leverage may create an opportunity for increased return for shareholders, it also results in additional risks and can magnify the effect of any losses. There is no assurance that the strategy will be successful. If income and gains on securities purchased with the financial leverage proceeds are greater than the cost of the financial leverage, common shareholders’ return will be greater than if financial leverage had not been used. Conversely, if the income or gains from the securities purchased with the proceeds of financial leverage are less than the cost of financial leverage, common shareholders’ return will be less than if financial leverage had not been used.

What were the significant events affecting the economy and market environment over the past six months?
The European Central Bank (ECB) announcement in early December, after the period ended, was generally a negative surprise to the markets, which had expected a more dovish tone and greater action. While the ECB cut its deposit rate, extended the duration of quantitative easing, and said it will reinvest the proceeds of maturing debt, it didn’t increase monthly debt purchases from the current 60 billion euros (US$66 billion), as was expected. This caused an immediate bounce in the value of the euro, causing the unwinding of short interest and upsetting market sentiment.

The ECB actions coincided with the continued decline in the price of oil, which was precipitated by a recent announcement by the Organization of Petroleum Exporting Countries (OPEC) that they would not reduce production in an oversupplied market. In early December, after the period ended, oil declined steadily, piercing through $40/barrel and later dipping down to $36.5/barrel.

With these macro factors as a backdrop and with risk sentiment in the market already being relatively volatile, in mid-December, a $788MM Distressed Credit Fund decided to shut down and return capital to investors over time because it was no longer able to meet the daily liquidity conventions expected of a typical mutual fund structure. These headlines caused high yield bonds to sell off and drove large redemptions from high yield mutual funds and exchange traded funds (ETFs). It is important to note that despite being described loosely by the financial media as a “high yield fund,” the Distressed Credit Fund differed significantly from the broader high-yield market. It was a “distressed fund,” comprising securities that are lower in credit quality and already in, or potentially headed for, a credit event and therefore not heavily traded.

As of the end of the period, high-yield bond spreads—excluding commodity-sensitive sectors, namely Energy and Metals & Mining—were in the 600 basis point (bps) range, wider compared with average spreads below 400 bps at the beginning of the last three Fed tightening cycles. The premium to be gained from high yield compared with investment grade bonds is also attractive by historical standards. High yield bond spreads were over 400 bps higher than investment grade bond spreads at the end of the

6 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

QUESTIONS & ANSWERS continued	November 30, 2015

period, wider versus a differential of less than 300 bps at the beginning of the last three Fed tightening cycles.

As of the FOMC meeting on December 16, the Fed raised their target Fed Funds rate by 25 bps. This decision to tighten monetary policy was in recognition that growth in the U.S. economy is sufficient to meet expectations in the current recovery. Historically, the period when the Fed begins to tighten leads to an initial sell-off in the bond market, as investors brace themselves for the ill-effects of restrictive monetary policy on the economy. Then, as investors realize the Fed is raising rates because the economy is strong, the fear of defaults diminishes and credit spreads tighten again.

At the end of the period, U.S. investors could draw optimism from the fundamental strength of the U.S. economy, seasonal factors that continue to kick in support for equity prices, and expectations that the holiday retail season will be a good one. Among positives for the U.S. economy, the consumer price index rose by 0.2% in October after two months of declines, and has begun to accelerate in year-over-year terms due to positive base effects. The Empire State Manufacturing Survey posted its strongest growth since July, and September job openings of 5.52 million beat expectations. Although October retail sales growth of just 0.1% was disappointing, consumer sentiment rebounded in October and November, and the outlook for consumer spending is bright. Another positive could be El Niño, the massive weather pattern that, as it gains strength, should actually become a boon to the U.S. economy, potentially adding 1.5% to gross domestic product (GDP) in the first quarter.

While the potential for more volatility ahead remains, fundamental metrics of issuers remain stable. For example, gross leverage ratios, while roughly 4X, are higher than average, but by no means troubling. Interest coverage ratios of issuers are very good by any measure at 4.4X versus an average of below 3.5X over the last 15 years.

For the six months ended November 30, 2015, the Standard & Poor’s 500 Index returned -0.21%; the Barclays U.S. Aggregate Bond Index returned -0.12%; the Barclays U.S. Corporate High Yield Index returned -5.84%; and the Barclays 1–3 Month U.S. Treasury Bill Index returned 0.01%. All returns are total return.

How did the Fund perform for the six months ended November 30, 2015?
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. For the six-month period ended November 30, 2015, the Fund provided a total return based on market price of -13.25% and a total return based on NAV of -6.97%. NAV return includes the deduction of management fees, operating expenses, and all other Fund expenses.

As of November 30, 2015, the Fund’s market price of $18.99 represented a discount of 8.08% to its NAV of $20.66. As of May 31, 2015, the Fund’s market price of $23.07 represented a discount of 1.16% to its NAV of $23.34. The market value of the Fund’s shares fluctuates from time to time and may be higher or lower than the Fund’s NAV. Past performance is not a guarantee of future results.

From June 2015 through November 2015, the Fund paid a monthly distribution of $0.1813. The November distribution represents an annualized distribution rate of 11.46% based on the Fund’s closing

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 7

QUESTIONS & ANSWERS continued	November 30, 2015

market price of $18.99 on November 30, 2015. The Fund’s distribution rate is not constant, and the amount of distributions, when declared by the Fund’s Board of Trustees, is subject to change based on the performance of the Fund. Please see Note 2(e) on page 36 for more information on distributions for the period.

Why did the Fund accrue excise tax during the period?
As a registered investment company, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. While the Fund’s income and capital gains can vary significantly from year to year, the Fund seeks to maintain more stable monthly distributions over time. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions, which may facilitate the payment of more stable monthly distributions year over year.

What factors influenced the Fund’s performance?
The Fund is composed primarily of high yield corporate bonds and bank loans. The allocation mix varies according to the relative attractiveness of the two asset classes and availability of attractively priced assets. As proxies for the two markets, the Barclays U.S. Corporate High Yield Index returned -5.84% for the six-month period, and the Credit Suisse Leveraged Loan Index returned -2.54%.

Among contributors to performance during the period were an overweight to the consumer non-cyclical sector and an underweight to the metals and mining sector. Another contributor to performance was exposure to asset-backed securities (ABS), as the asset class generally outperformed high yield and bank loans during the period.

Detracting from performance was exposure to energy credits, as oil prices fell by 32% and natural gas prices fell by 16% over the period. The Fund expects further stress in the energy and metals/mining sectors and continues to focus on individual credits that can survive our stress tests.

An overweight to higher-yielding, lower-rated credits also detracted from performance, as high-quality issues outperformed during the period. For the six-month period, BB rated bonds returned -2.83%, B rated bonds returned –6.52%, and CCC rated bonds returned -11.70%.

Given the variation of fundamental metrics within high yield, the Fund currently favors investments in companies with recurring revenue stream and high-quality margins, including technology, consumer

8 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

QUESTIONS & ANSWERS continued	November 30, 2015

retail (which should also benefit from declining gas prices), and healthcare. We focus on strong quality credits and analyze potentially oversold bonds for attractive entry points. Upper middle-market high-yield bonds and bank loans (tranches of $300 to $750 million) remain attractive, as they are often overlooked and underfollowed. A selloff in risk assets, like the one that occurred in the last part of the period, creates opportunities to pick up strong credits at attractive valuations.

The Fund remains conservatively positioned in terms of its exposure to interest rates. It maintains a higher exposure to shorter-dated bonds and is overweight floating rate securities (bank loans).

Any comments on the fixed income market generally or sectors the Fund invests in?
We continue to have a positive view of the fixed income asset class. With the Fed’s first rate hike in seven years now decided, the tailwinds of positive economic data, accommodative global central banks, and positive seasonal forces are bolstering market resilience and reaffirming a positive environment backdrop for credit markets.

The trailing 12-month high-yield default rate at the end of the period was about 2.9% and the institutional bank loan default rate about 1.3%, which are below long-term averages. Excluding energy and metals/mining, the trailing default rates for high-yield bonds and bank loans were closer to 1.5% and 0.9%, respectively. We believe the low default rate environment (ex-commodity-sensitive sectors) will likely continue through the upcoming Fed tightening cycle.

Issuance of high yield bonds and leveraged loans through November 2015 is ~15% below that of 2014, at about $280 billion and $330 billion, respectively. Newly formed collateralized loan obligations (CLO) have been supporting the loan market, and CLO issuance is expected to total about $100 billion in 2015, down from $124 billion in 2014.

Fund flows through the end of the period were slightly positive for high yield and modestly negative for loans.

What is the Fund’s duration?
The effective duration for GGM as of November 30, 2015, was approximately two years. Our view is that we are unlikely to see rates move in a sudden and aggressive upward trajectory, as the Fed is providing ample guidance about the future path of interest rates. The Fund may invest in credit securities of any duration or maturity and is not required to maintain any particular maturity or duration for its portfolio as a whole. It typically maintains a leverage-adjusted average portfolio duration of one to four years. However, average portfolio duration is adjusted based on market conditions.

Discuss the impact of leverage for the period.
The Fund utilizes leverage as part of its investment strategy, to finance the purchase of additional securities that provide increased income and potentially greater appreciation potential to common shareholders than could be achieved from a portfolio that is not leveraged.

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 9

QUESTIONS & ANSWERS continued	November 30, 2015

The Fund currently employs leverage through reverse repurchase agreements, under which the Fund temporarily transfers possession of portfolio securities and receives cash that can be used for additional investments.

As of November 30, 2015, the amount of leverage was approximately 33% of total managed assets. While leverage increases the income of the Fund in yield terms, it also amplifies the effects of changing market prices in the portfolio and can cause the Fund’s NAV to change to a greater degree than the market as a whole. This can create volatility in Fund pricing but should not affect the Fund’s ability to pay dividends under normal circumstances.

Index Definitions
Indices are unmanaged and reflect no expenses. It is not possible to invest directly in an index.

The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Barclays U.S. Corporate High Yield Index is an unmanaged index of below investment grade bonds issued by U.S. corporations.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

The Credit Suisse Leveraged Loan Index is an index designed to mirror the investable universe of the $US-denominated leveraged loan market.

The Standard & Poor’s 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Risks and Other Considerations
The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also include forward looking statements that involve risk and uncertainty, and there is no guarantee that any predictions will come to pass. There can be no assurance that the Fund will achieve its investment objectives. The value of the Fund will fluctuate with the value of the underlying securities. Historically, closed-end funds often trade at a discount to their net asset value.

Please see guggenheiminvestments.com/ggm for a detailed discussion of the Fund’s risks and considerations.

10 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

FUND SUMMARY (Unaudited)	November 30, 2015

Fund Statistics
Share Price	$18.99
Net Asset Value	$20.66
Discount to NAV	-8.08%
Net Assets ($000)	$136,961

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED NOVEMBER 30, 2015
	Six		Since
	Month	One	Inception
	(non-annualized)	Year	(06/26/13)
Guggenheim Credit Allocation Fund
NAV	-6.97%	-3.44%	2.41%
Market	-13.25%	-8.10%	-2.74%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com/ggm. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Breakdown	% of Net Assets
Investments:
Common Stocks	0.2%
Preferred Stocks	6.0%
Short Term Investments	1.3%
Corporate Bonds	71.8%
Senior Floating Rate Interests	53.0%
Asset Backed Securities	13.2%
Mortgage Backed Securities	1.5%
Total Investments	147.0%
Other Assets & Liabilities, net	-47.0%
Net Assets	100.0%

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 11

FUND SUMMARY (Unaudited) continued	November 30, 2015

12 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

FUND SUMMARY (Unaudited) continued	November 30, 2015

Ten Largest Holdings	% of Total Net Assets
Central Garden & Pet Co., 8.25%, 03/01/18	2.7%
Cengage Learning Acquisitions, Inc., 7.00%, 03/31/20	2.6%
First Data Corp., 5.75%, 01/15/24	2.4%
HRG Group, Inc., 7.88%, 07/15/19	2.3%
CTI Foods Holding Co. LLC, 8.25%, 06/28/21	2.3%
LMI Aerospace, Inc., 7.38%, 07/15/19	2.2%
ContourGlobal Power Holdings S.A., 7.13%, 06/01/19	2.2%
Epicor Software, 9.25%, 06/21/23	2.1%
Vector Group Ltd., 7.75%, 02/15/21	2.0%
WMG Acquisition Corp., 6.75%, 04/15/22	2.0%
Top Ten Total	22.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Holdings diversification and holdings are subject to change daily. For more information, please visit guggenheiminvestments.com/ggm. The above summaries are provided for informational purposes only and should not be viewed as recommendations. Past performance does not guarantee future results.

Portfolio Composition by Quality Rating*

% of Total
Rating	Investments
Fixed Income Instruments
AA	1.2%
A	1.2%
BBB	5.2%
BB	25.0%
B	39.5%
CCC	19.5%
C	0.1%
NR**	7.2%
Other Instruments
Short Term Investments	0.9%
Common Stock	0.2%
Total Investments	100.0%

*	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D
(lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and
Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

**	NR securities do not necessarily indicate low credit quality.

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 13

PORTFOLIO OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value

COMMON STOCKS† – 0.2%

Industrial – 0.2%
Project Silverback Holdings*,†††,1	228	$251,786
Project Silverback Holdings*,†††,1,3	94,522	84,165
Ursa Insulation B.V.*,†††,1	5,282	1
Total Industrial		335,952

Basic Materials – 0.0%**
Mirabela Nickel Ltd.*,†††,1	4,839,202	350
Total Common Stocks
(Cost $2,060,958)		336,302

PREFERRED STOCKS† – 6.0%

Financial – 4.4%
Morgan Stanley, Series I, 6.38%3,4,5	80,000	2,111,200
Kemper Corp.7.38%3	44,000	1,168,640
Bank of America Corp., Series X, 6.25%4,5	1,150,000	1,166,905
Citigroup, Inc., Series M, 6.30%4,5	1,100,000	1,082,125
Goldman Sachs Group, Inc., Series M, 5.38%3,4,5	600,000	599,250
Total Financial		6,128,120

Transportation – 1.6%
Seaspan Corp., 6.38%3	88,000	2,156,000
Total Preferred Stocks
(Cost $8,141,621)		8,284,120

SHORT TERM INVESTMENTS† – 1.3%
Dreyfus Treasury Prime Cash Management Institutional Shares
(Cost $1,756,156)	1,756,156	1,756,156
	Face
	Amount~	Value
CORPORATE BONDS†† – 71.8%

Consumer, Non-cyclical – 11.0%
Central Garden & Pet Co.
8.25% due 03/01/18	3,666,000	3,744,451
6.13% due 11/15/23	1,150,000	1,164,375
Vector Group Ltd.
7.75% due 02/15/21	2,631,000	2,795,438
Bumble Bee Holdings, Inc.
9.00% due 12/15/173,6	1,950,000	1,991,438
ADT Corp.
6.25% due 10/15/21	1,700,000	1,776,500
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/216	1,400,000	1,462,122
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/226	900,000	873,000

See notes to financial statements.

14 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value

CORPORATE BONDS†† – 71.8% (continued)

Consumer, Non-cyclical – 11.0% (continued)
Verisure Holding AB
6.00% due 11/01/226	650,000 EUR	$720,169
Jaguar Holding Company II / Pharmaceutical Product Development LLC
6.38% due 08/01/233,6	425,000	408,000
R&R Ice Cream plc
8.25% due 05/15/202	200,000 AUD	149,713
Total Consumer, Non-cyclical		15,085,206

Energy – 10.8%
ContourGlobal Power Holdings S.A.
7.13% due 06/01/196	3,000,000	2,985,000
CONSOL Energy, Inc.
8.00% due 04/01/236	2,500,000	1,762,500
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21	2,051,000	697,340
9.25% due 08/15/21	1,975,000	691,250
Keane Group Holdings LLC
8.50% due 08/08/19†††,1	1,560,000	1,185,600
Comstock Resources, Inc.
10.00% due 03/15/206	2,025,000	1,184,624
FTS International, Inc.
7.84% due 06/15/204,6	1,100,000	816,735
6.25% due 05/01/22	1,175,000	352,500
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20	1,200,000	1,041,000
SandRidge Energy, Inc.
8.75% due 06/01/206	2,300,000	874,000
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20	650,000	552,500
6.38% due 06/15/233	400,000	306,000
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/223	2,200,000	638,000
Gibson Energy, Inc.
6.75% due 07/15/216	650,000	628,875
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/213	750,000	294,375
Ultra Petroleum Corp.
5.75% due 12/15/183,6	500,000	210,000
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/222,3,7	796,100	203,006
TerraForm Power Operating LLC
6.13% due 06/15/253,6	250,000	177,500

See notes to financial statements.

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 15

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value

CORPORATE BONDS†† – 71.8% (continued)

Energy – 10.8% (continued)
IronGate Energy Services LLC
11.00% due 07/01/182,3	$240,000	$143,400
Total Energy		14,744,205

Consumer, Cyclical – 9.8%
WMG Acquisition Corp.
6.75% due 04/15/226	3,050,000	2,706,875
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/176	2,400,000	2,526,000
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	1,750,000	1,575,000
6.75% due 01/15/223	350,000	315,000
6.75% due 06/15/233,6	50,000	44,740
Hanesbrands, Inc.
6.38% due 12/15/20	1,400,000	1,447,250
Petco Animal Supplies, Inc.
9.25% due 12/01/186	1,375,000	1,412,813
Nathan’s Famous, Inc.
10.00% due 03/15/206	1,300,000	1,365,000
NPC International Incorporated / NPC Operating Company A Inc /
NPC Operating Co B Inc
10.50% due 01/15/20	1,120,000	1,170,400
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	400,000	425,500
L Brands, Inc.
6.88% due 11/01/353,6	250,000	256,250
Men’s Wearhouse, Inc.
7.00% due 07/01/22	200,000	155,000
Total Consumer, Cyclical		13,399,828

Technology – 9.7%
First Data Corp.
5.75% due 01/15/246	3,300,000	3,300,000
8.75% due 01/15/226,8	2,500,000	2,627,500
7.00% due 12/01/236	550,000	554,813
Epicor Software
9.25% due 06/21/23†††,1,3	3,000,000	2,915,882
Infor US, Inc.
6.50% due 05/15/226	2,150,000	1,908,125
Audatex North America, Inc.
6.13% due 11/01/236	1,000,000	1,007,500
Aspect Software, Inc.
10.63% due 05/15/17	1,100,000	918,500
Total Technology		13,232,320

See notes to financial statements.

16 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value

CORPORATE BONDS†† – 71.8% (continued)

Financial – 7.9%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/216	$2,150,000	$2,036,050
7.38% due 04/01/203,6	1,200,000	1,162,500
National Financial Partners Corp.
9.00% due 07/15/216	2,000,000	1,920,000
Majid AL Futtaim Holding
7.13% due 12/31/49	1,500,000	1,540,875
NewStar Financial, Inc.
7.25% due 05/01/203	1,125,000	1,113,750
Garfunkelux Holding Co. 3 S.A.
8.50% due 11/01/22	450,000 GBP	701,536
Prosight Global Inc.
7.50% due 11/26/20†††,3	650,000	673,179
Lock AS
7.00% due 08/15/21	600,000 EUR	671,834
Ultra Resources, Inc.
4.66% due 10/12/22†††,3	700,000	427,308
Greystar Real Estate Partners LLC
8.25% due 12/01/226	400,000	421,000
Quicken Loans, Inc.
5.75% due 05/01/256	200,000	193,250
Total Financial		10,861,282

Communications – 7.7%
Alcatel-Lucent USA, Inc.
8.88% due 01/01/206	2,000,000	2,142,500
Avaya, Inc.
7.00% due 04/01/196	2,200,000	1,732,500
Interoute Finco plc
7.38% due 10/15/20	1,500,000 EUR	1,704,153
T-Mobile USA, Inc.
6.50% due 01/15/26	1,150,000	1,148,562
Neptune Finco Corp.
6.63% due 10/15/256	900,000	932,625
TIBCO Software, Inc.
11.38% due 12/01/216	1,000,000	930,000
CCOH Safari LLC
5.75% due 02/15/266	750,000	753,750
Midcontinent Communications & Midcontinent Finance Corp.
6.88% due 08/15/233,6	500,000	508,750
CSC Holdings LLC
6.75% due 11/15/21	400,000	378,000
Numericable-SFR SAS
6.00% due 05/15/223,6	250,000	246,875

See notes to financial statements.

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 17

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value

CORPORATE BONDS†† – 71.8% (continued)

Communications – 7.7% (continued)
Sprint Corp.
7.63% due 02/15/253	$100,000	$78,563
Total Communications		10,556,278

Industrial – 6.6%
LMI Aerospace, Inc.
7.38% due 07/15/193	3,110,000	3,047,800
Novelis, Inc.
8.75% due 12/15/203	1,400,000	1,361,500
8.38% due 12/15/17	150,000	148,500
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/196	1,401,000	1,323,945
CEVA Group plc
7.00% due 03/01/216	1,350,000	1,167,750
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/236	1,000,000	1,000,000
CNH Industrial Capital LLC
4.38% due 11/06/20	600,000	582,000
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,3,6	436,140	433,959
Total Industrial		9,065,454

Diversified – 4.1%
HRG Group, Inc.
7.88% due 07/15/19	3,000,000	3,183,390
Opal Acquisition, Inc.
8.88% due 12/15/216	2,800,000	2,415,000
Total Diversified		5,598,390

Basic Materials – 2.5%
Eldorado Gold Corp.
6.13% due 12/15/206	1,750,000	1,612,187
TPC Group, Inc.
8.75% due 12/15/206	2,025,000	1,407,375
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,1,3	1,166,383	361,579
1.00% due 09/10/44†††,1	25,570	–
Total Basic Materials		3,381,141

Utilities – 1.7%
Terraform Global Operating LLC
9.75% due 08/15/226	3,150,000	2,315,250
Total Corporate Bonds
(Cost $112,503,391)		98,239,354

See notes to financial statements.

18 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS†† – 53.0%

Industrial – 14.3%
Ursa Insulation B.V.
7.75% due 04/26/20†††,1,3	1,511,071 EUR	$1,596,736
7.75% due 04/26/21†††,1,3	1,144,366 EUR	1,396,675
25.00% due 04/26/21†††,1,3	150,240 EUR	173,268
Flakt Woods
4.75% due 03/20/17†††,1,3	2,501,384 EUR	2,609,459
Mitchell International, Inc.
8.50% due 10/11/213	2,350,000	2,300,062
NVA Holdings, Inc.
8.00% due 08/12/223	1,650,000	1,626,620
AlliedBarton Security Services LLC
8.00% due 08/13/213	1,452,055	1,368,562
Doncasters Group Ltd.
9.50% due 10/09/203	1,351,724	1,324,690
NaNa Development Corp.
8.00% due 03/15/183	1,156,863	1,104,804
Camp Systems International
8.25% due 11/29/193	1,000,000	975,630
HBC Hardware Holdings
6.75% due 03/30/20†††,3	990,000	960,300
Ranpak
8.25% due 10/03/223	900,000	888,750
National Technical
7.00% due 06/12/21†††,1,3	887,188	878,467
Wencor Group
7.75% due 06/19/223	900,000	810,000
API Technologies Corp.
9.00% due 02/06/18†††,1,3	550,045	546,946
Hillman Group, Inc.
2.04% due 06/28/193	398,571	367,283
LSFP Cypress
7.25% due 10/09/223	250,000	238,750
Wencor (Jazz Acq)
1.58% due 06/19/193	169,231	155,153
Omnitracs, Inc.
8.75% due 05/25/213	150,000	144,470
Total Industrial		19,466,625

Consumer, Non-cyclical – 9.9%
CTI Foods Holding Co. LLC
8.25% due 06/28/213	3,430,000	3,121,301
Reddy Ice Holdings, Inc.
10.75% due 10/01/193	4,000,000	2,400,000
Taxware Holdings
7.50% due 04/01/22†††,1,3	1,695,750	1,680,374

See notes to financial statements.

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 19

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS†† – 53.0% (continued)

Consumer, Non-cyclical – 9.9% (continued)
AdvancePierre Foods, Inc.
9.50% due 10/10/173	$1,332,000	$1,316,456
IHC Holding Corp.
7.00% due 04/30/21†††,1,3	1,246,875	1,229,990
Arctic Glacier Holdings, Inc.
6.00% due 05/10/193	1,116,974	1,055,540
American Seafoods Group LLC / American Seafoods Finance, Inc.
6.00% due 08/19/213	1,000,000	982,500
1.40% due 08/19/213	60,000	51,484
Affordable Care Holding
5.75% due 10/24/223	850,000	833,000
Pelican Products, Inc.
9.25% due 04/09/213	550,000	536,250
Targus Group International, Inc.
13.75% due 05/24/16†††,1,3	564,317	353,545
Phillips-Medsize Corp.
0.84% due 06/14/193	31,429	28,928
Targus Group International, Inc.
13.75% due 05/24/163	785	492
Total Consumer, Non-cyclical		13,589,860

Technology – 9.0%
Greenway Medical Technologies
9.25% due 11/04/213	2,200,000	2,134,000
6.00% due 11/04/203	1,965,000	1,906,050
TIBCO Software, Inc.
6.50% due 12/04/203	2,679,750	2,451,972
Advanced Computer Software
10.50% due 01/31/233	1,600,000	1,538,000
6.50% due 03/18/223	893,250	879,851
Sparta Holding Corp.
6.50% due 07/28/20†††,1,3	1,782,000	1,768,163
Aspect Software, Inc.
7.25% due 05/07/163	1,832,958	1,672,574
Total Technology		12,350,610

Communications – 6.0%
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/203	3,607,817	3,548,072
GOGO LLC
11.25% due 03/21/183	1,988,074	1,988,074
7.50% due 03/21/183	605,055	580,853
Anaren, Inc.
9.25% due 08/18/213	2,200,000	2,161,500
Total Communications		8,278,499

See notes to financial statements.

20 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS†† – 53.0% (continued)

Consumer, Cyclical – 6.0%
Sky Bet Cyan Blue HoldCo
6.50% due 02/25/223	1,500,000 GBP	$2,262,901
ABRA Auto Body
8.25% due 09/19/223	2,350,000	2,256,000
Sears Holdings Corp.
5.50% due 06/30/18†††,1,3	1,979,798	1,859,367
DLK Acquisitions BV
8.50% due 08/28/193	400,000 EUR	415,702
4.28% due 02/28/193	250,000 EUR	260,301
Transfirst
9.00% due 11/11/223	600,000	589,998
BBB Industries, LLC
2.80% due 11/04/193	644,286	573,865
Total Consumer, Cyclical		8,218,134

Energy – 2.6%
Invenergy Thermal
6.50% due 10/19/223	2,500,000	2,437,500
Cactus Wellhead
7.00% due 07/31/203	1,386,000	1,074,150
Total Energy		3,511,650

Utilities – 2.2%
Panda Temple II Power
7.25% due 04/03/193	3,000,000	2,580,000
Stonewall (Green Energy)
6.50% due 11/12/213	450,000	429,750
Total Utilities		3,009,750

Transportation – 1.1%
OneSky
15.00% due 06/03/19†††,1,3	511,419	526,762
Ceva Logistics US Holdings
6.50% due 03/19/213	474,074	408,496
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/213	343,704	296,159
Ceva Group Plc (United Kingdom)
6.50% due 03/19/213	330,889	285,117
Ceva Logistics Canada, ULC
6.50% due 03/19/213	59,259	51,062
Total Transportation		1,567,596

See notes to financial statements.

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 21

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS†† – 53.0% (continued)

Financial – 1.1%
Expert Global Solutions, Inc.
8.50% due 04/03/183	$1,020,404	$1,011,047
Integro Parent, Inc.
6.75% due 10/31/223	550,000	532,293
Total Financial		1,543,340

Basic Materials – 0.8%
Ennis Flint Road Infrastructure
7.75% due 09/30/213	960,000	912,000
Noranda Aluminum Acquisition Corp.
5.75% due 02/28/193	395,897	202,236
Total Basic Materials		1,114,236
Total Senior Floating Rate Interests
(Cost $78,269,869)		72,650,300

ASSET BACKED SECURITIES†† – 13.2%

Collateralized Loan Obligations – 7.9%
Newstar Commercial Loan Funding LLC
2013-1A, 5.65% due 09/20/233,4,6	1,500,000	1,471,098
KKR Financial CLO Ltd.
2007-1X, 5.36% due 05/15/213	750,000	755,024
2007-1A, 5.36% due 05/15/213,4,6	500,000	503,349
COA Summit CLO Limited
2014-1A, 4.14% due 04/20/233,4,6	1,000,000	987,547
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 5.05% due 10/22/263,4,6	1,000,000	947,796
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.57% due 07/25/253,4,6	750,000	696,270
Babson CLO Limited 2012-II
2012-2A, due 05/15/233,6,9	1,000,000	599,658
Dryden 41 Senior Loan Fund
2015-41A, due 01/15/283,6,9	600,000	523,598
Cent CLO 16, LP
2014-16A, 4.58% due 08/01/243,4,6	500,000	494,616
Highbridge Loan Management 2012-1 Ltd.
2014-1A, 4.57% due 09/20/223,4,6	500,000	494,234
NXT Capital CLO 2013-1 LLC
2013-1A, 4.47% due 04/25/243,4,6	500,000	486,062
Cerberus Onshore II CLO-2 LLC
2014-1A, 4.43% due 10/15/233,4,6	500,000	485,057
Cerberus Onshore II CLO LLC
2014-1A, 4.32% due 10/15/233,4,6	500,000	480,487
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 5.27% due 10/10/263,4,6	500,000	480,471

See notes to financial statements.

22 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value

ASSET BACKED SECURITIES†† – 13.2% (continued)

Collateralized Loan Obligations – 7.9% (continued)
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 5.22% due 10/15/263,4,6	$500,000	$478,550
Treman Park CLO Ltd.
2015-1A, due 04/20/273,6,9	500,000	454,118
TCW Global Project Fund II Ltd.
2004-1A, 2.27% due 06/24/163,4,6	481,081	399,057
Total Collateralized Loan Obligations		10,736,992

Transportation – 3.3%
AASET
2014-1, 7.38% due 12/15/294	929,487	918,519
2014-1 C, 10.00% due 12/15/29†††	476,295	476,295
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/383,6,10	1,304,688	1,327,213
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/296	612,103	602,371
2014-1, 7.50% due 02/15/296	468,079	462,228
Rise Ltd.
2014-1AB, 6.50% due 02/12/39†††,3	445,312	443,086
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/483,6	350,710	348,290
Total Transportation		4,578,002

Collateralized Debt Obligations – 1.6%
Anchorage Credit Funding 1 Ltd.
2015-1A, 6.30% due 07/28/302,3	1,000,000	1,001,661
RAIT CRE CDO I Ltd.
2006-1X, 0.52% due 11/20/463	810,721	760,889
FDF I Ltd.
2015-1A, 6.88% due 11/12/306	500,000	493,325
Total Collateralized Debt Obligations		2,255,875

Financial – 0.4%
NCBJ 2015-1 A
5.88% due 07/08/22†††,3	500,000	502,020
Total Asset Backed Securities
(Cost $18,191,879)		18,072,889

MORTGAGE BACKED SECURITIES†† – 1.5%

Residential Mortgage Backed Securities – 1.5%
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC6
2006-BC6, 0.39% due 01/25/373,4	2,000,000	1,696,995

See notes to financial statements.

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 23

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value
MORTGAGE BACKED SECURITIES†† – 1.5% (continued)

Residential Mortgage Backed Securities – 1.5% (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-8 Trust
2006-8, 4.66% due 10/25/363,10	$495,155	$320,810
Total Residential Mortgage Backed Securities		2,017,805
Total Mortgage Backed Securities
(Cost $1,951,291)		2,017,805
Total Investments – 147.0%
(Cost $222,875,165)		$201,356,926
Other Assets & Liabilities, net – (47.0)%		(64,395,783)
Total Net Assets – 100.0%		$136,961,143

See notes to financial statements.

24 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Security was fair valued by the Valuation Committee at November 30, 2015. The total market value of fair valued securities amounts to $19,419,115, (cost $23,724,247) or 14.2% of total net assets.
2	Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section
4(a)(2) securities is $1,497,780 (cost $2,173,416), or 1.1% of total net assets – see Note 12.
3	All or a portion of these securities have been physically segregated or earmarked on the Fund’s records in connection with reverse repurchase agreements and unfunded loan commitments. As of November
30, 2015, the total market value of the segregated or earmarked securities was $104,776,109.
4	Variable rate security. Rate indicated is rate effective at November 30, 2015.
5	Perpetual maturity.
6	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2)
securities is $68,954,071, (cost $75,905920), or 50.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
7	Security is in default of interest and/or principal obligations.
8	Paid-in-kind toggle note. The issuer in each interest period has the option to pay interest in cash or to issue payment-in-kind shares of the note.
9	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
10	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

AUD	Australian Dollar
BV	Limited Liability Company
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
EUR	Euro
GBP	Great Britain Pound
LLC	Limited Liability Company
LP	Limited Partnership
NV	Publicly Traded Company
plc	Public Limited Company
SA	Corporation

See Sector Classification in Supplemental Information section.

See notes to financial statements.

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 25

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy at November 30, 2015.

		Level 2		Level 3
		Significant		Significant
	Level 1	Observable		Unobservable
Description	Quoted Prices	Inputs		Inputs	Total
Assets:
Common Stocks	$–	$–		$336,302	$336,302
Preferred Stocks	8,284,120	–		–	8,284,120
Corporate Bonds	–	92,241,847		5,997,507	98,239,354
Senior Floating Rate Interests	–	57,070,248		15,580,052	72,650,300
Asset Backed Securities	–	16,651,488		1,421,401	18,072,889
Mortgage Backed Securities	–	2,017,805		–	2,017,805
Short Term Investments	1,756,156	–		–	1,756,156
Forward Foreign Currency Exchange Contracts	–	299,217	*	–	299,217
Total Assets	$10,040,276	$168,280,605		$23,335,262	$201,656,143

Liabilities:
Forward Foreign Currency Exchange Contracts	$–	$2,987	*	$–	$2,987
Unfunded Commitments	–	1,224,114		–	1,224,114
Total Liabilities	$–	$1,227,101		$–	$1,227,101
*Other financial instruments may include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

The following is a summary of the significant unobservable input used in the fair valuation of assets and liabilities categorized within the Level 3 of the fair value hierarchy:

	Ending Balance at
Category	11/30/2015	Valuation Technique	Unobservable Inputs
Asset Backed Securities	$443,086	Option adjusted	Indicative Quote
		spread off the month
		end broker quote over
		the 3 month LIBOR
Asset Backed Securities	978,315	Enterprise Value	Valuation Multiple*
Corporate Bonds	1,534,446	Option adjusted	Indicative Quote
		spread off the month
		end broker quote over
		the 3 month LIBOR
Corporate Bonds	4,463,061	Enterprise Value	Valuation Multiple*
Common Stocks	336,302	Enterprise Value	Valuation Multiple*
Senior Floating Rate Interests	960,300	Option adjusted	Indicative Quote
		spread off the month
		end broker quote over
		the 3 month LIBOR
Senior Floating Rate Interests	14,619,752	Enterprise Value	Valuation Multiple*
*Valuation multiples utilized ranged from 4.4 to 13.8.

See notes to financial statements.

26 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

Significant changes in an indicative quote or valuation multiple would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current period.

As of November 30, 2015, the Fund had securities with a total value of $6,966,489 transferred from Level 2 to Level 3 due to lack of multiple vendor prices.

Summary of Fair Value of Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the six months ended November 30, 2015:

LEVEL 3 – Fair Value measurement using significant unobservable inputs

	Senior Floating	Asset-Backed	Corporate	Common
	Rate Interests	Securities	Bonds	Stocks	Total
Assets:
Beginning Balance	$10,253,395	$–	$3,868,867	$229,590	$14,351,852
Purchases	4,135,502	976,295	–	285,121	5,396,918
Paydowns Received	(38,227)	–	(20,000)	–	(58,227)
Payment-in-kind
Distributions Received	(21,810)	–	(52,891)	–	(74,701)
Total change in unrealized gains or
losses included in earnings	105,145	2,020	(1,148,310)	(178,759)	(1,219,904)
Sales	(2,027,165)	–	–	–	(2,027,165)
Transfers into Level 3	3,173,212	443,086	3,349,841	350	6,966,489
Ending Balance	$15,580,052	$1,421,401	$5,997,507	$336,302	$23,335,262

See notes to financial statements.

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 27

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)	November 30, 2015

ASSETS:
Investments, at value (cost $222,875,165)	$201,356,926
Foreign currency, at value (cost $1)	1
Cash	131,301
Unrealized appreciation on forward foreign currency exchange contracts	299,217
Receivables:
Interest	3,391,820
Investments sold	3,294,937
Tax reclaims	21,576
Other assets	8,827
Total assets	208,504,605

LIABILITIES:
Reverse repurchase agreements	67,300,156
Unfunded loan commitments, at value (Note 10) (commitment fees
received $1,706,488)	1,224,114
Interest payable on borrowings	90,775
Unrealized depreciation on forward foreign currency exchange contracts	2,987
Payable for:
Investments purchased	2,476,420
Investment advisory fees	168,421
Excise tax payable	130,000
Fund accounting fees	11,388
Administration fees	4,645
Trustee’s fees and expenses*	3,346
Accrued expenses and other liabilities	131,210
Total liabilities	71,543,462
NET ASSETS	$136,961,143

NET ASSETS CONSIST OF:
Common stock, $.01 par value per share; unlimited number of shares authorized,
6,629,724 shares issued and outstanding	$66,297
Additional paid-in capital	157,725,662
Undistributed net investment income	2,705,155
Accumulated net realized loss on investments	(2,797,633)
Net unrealized depreciation on investments	(20,738,338)
NET ASSETS	$136,961,143
Net asset value	$20.66
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.

28 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS (Unaudited)	November 30, 2015
For the Six Months Ended November 30, 2015

INVESTMENT INCOME:
Interest	$8,053,289
Dividends	154,054
Total investment income	8,207,343
EXPENSES:
Investment advisory fees	1,039,567
Interest expense	269,077
Excise tax expense	130,000
Professional fees	41,716
Trustees’ fees and expenses*	39,948
Fund accounting fees	33,822
Administration fees	28,306
Printing fees	17,331
Registration and filings	11,895
Custodian fees	10,746
Transfer agent fees	8,717
Insurance	6,578
Miscellaneous	430
Total expenses	1,638,133
Net investment income	6,569,210
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,363,679)
Foreign currency transactions	527,733
Net realized gain (loss)	(835,946)
Net change in unrealized appreciation (depreciation) on:
Investments	(16,286,644)
Foreign currency translations	(26,603)
Net change in unrealized appreciation (depreciation)	(16,313,247)
Net realized and unrealized gain (loss)	(17,149,193)
Net decrease in net assets resulting from operations	$(10,579,983)
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 29

STATEMENTS OF CHANGES IN NET ASSETS	November 30, 2015

	Period Ended
November 30, 2015		Year Ended
	(Unaudited)	May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,569,210	$12,912,397
Net realized gain (loss) on investments	(835,946)	136,907
Net change in unrealized appreciation (depreciation)
on investments	(16,313,247)	(7,833,771)
Net increase (decrease) in net assets resulting from operations	(10,579,983)	5,215,533

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,211,814)	(10,401,790)
Capital gains	–	(3,888,548)
Total distributions to shareholders	(7,211,814)	(14,290,338)

SHAREHOLDER TRANSACTIONS:
Net proceeds from the issuance of common shares	–	–
Reinvestments	–	12,591
Common share offering costs charged to paid-in capital	–	–
Net increase (decrease) in net assets resulting from share transactions	–	12,591
Net increase (decrease) in net assets	(17,791,797)	(9,062,214)

NET ASSETS:
Beginning of period	154,752,940	163,815,154
End of period	$136,961,143	$154,752,940
Undistributed net investment income at end of period	$2,705,155	$3,347,759

See notes to financial statements.

30 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

STATEMENT OF CASH FLOWS (Unaudited)	November 30, 2015
For the Six Months November 30, 2015

Cash Flows from Operating Activities:
Net Decrease in net assets resulting from operations	$(10,579,983)
Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to
Net Cash Provided by Operating and Investing Activities:
Net change in unrealized depreciation on investments	16,286,644
Net change in unrealized depreciation on foreign currency translations	26,603
Net realized loss on investments	1,363,679
Net accretion of bond discount and amortization of bond premium	(66,565)
Purchase of long-term investments	(68,660,702)
Paydowns received on mortgage and asset backed securities	7,933,294
Proceeds from sales of long-term investments	66,285,331
Net sales of short-term investments	286,716
Other payments	30,497
Increase in unfunded loan commitments, at value	128,365
Decrease in segregated cash from broker	(384,000)
Increase in interest receivable	(34,759)
Increase in investments sold receivable	(1,085,615)
Increase in tax reclaims receivable	(11,847)
Decrease in other assets	6,323
Decrease in payable for investments purchased	(5,734,346)
Decrease in investment advisory fees payable	(22,905)
Increase in excise tax payable	130,000
Decrease in fund accounting fees payable	(2,266)
Increase in interest payable on borrowings	78,137
Decrease in administration fees payable	(499)
Increase in trustee fees and expenses payable	2,257
Decrease in accrued expenses and other liabilities	(5,911)
Net Cash Provided by Operating and Investing Activities	5,968,448
Cash Flows From Financing Activities:
Distributions to common shareholders	(7,211,814)
Increase in reverse repurchase agreements	1,357,422
Net Cash Provided in Financing Activities	(5,854,392)
Net increase in cash	114,056
Cash at Beginning of Period (including foreign currency)	17,246
Cash at End of Period (including foreign currency)	$131,302
Supplemental Disclosure of Cash Flow Information: Cash paid during the period
for interest	$190,940

See notes to financial statements.

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 31

FINANCIAL HIGHLIGHTS	November 30, 2015

	Period			Period
	Ended			Ended
	November 30, 2015		Year Ended	May 31,
	(Unaudited)		May 31, 2015	2014(a)
Per Share Data:
Net asset value, beginning of period	$23.34		$24.71	$23.82
Income from investment operations:
Net investment income(b)	1.01		1.95	1.64
Net gain (loss) on investments (realized and unrealized)	(2.60)		(1.16)	0.71
Total from investment operations	(1.59)		0.79	2.35
Less distributions from:
Net investment income	(1.09)		(1.57)	(1.46)
Capital gains	—		(0.59)	—
Total distributions to shareholders	(1.09)		(2.16)	(1.46)
Net asset value, end of period	$20.66		$23.34	$24.71
Market value, end of period	$18.99		$23.07	$24.68

Total Return(c)
Net asset value	-6.97%		3.45%	10.12%
Market value	-13.25%		2.54%	5.08%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$136,961		$154,753	$163,815
Ratios to average net assets of:
Total expenses, including interest expense(d)	2.15	%(g)	2.04%	1.73%
Net investment income, including interest expense	9.18	%(g)	8.23%	7.28%
Portfolio turnover rate(e)	32%		55%	54%

See notes to financial statements.

32 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2015

	Period		Period
	Ended		Ended
	November 30, 2015	Year Ended	May 31,
	(Unaudited)	May 31, 2015	2014(a)
Senior Indebtedness
Total Borrowings outstanding (in thousands)	$67,300	$65,572	$53,344
Asset Coverage per $1,000 of indebtedness(f)	$3,035	$3,360	$4,071

(a)	Since commencement of operations: June 26, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value (“NAV”) or market price per share. Dividends and distribution are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund’s Dividend Reinvestment Plan for market value returns. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)	Excluding interest expense, the annualized operation expense ratio would be 1.87%, 1.76% and 1.55% for the periods ended November 30, 2015, May 31, 2015, and May 31, 2014, respectively.
(e)	Portfolio turnover is not annualized for periods of less than one year.
(f)	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total borrowings.
(g)	Annualized.

See notes to financial statements.

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 33

NOTES TO FINANCIAL STATEMENTS (Unaudited)	November 30, 2015

Note 1 – Organization:
Guggenheim Credit Allocation Fund (the “Fund”) was organized as a Delaware statutory trust on June 7, 2012, and commenced investment operations on June 26, 2013. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to seek total return through a combination of current income and capital appreciation.

Note 2 – Accounting Policies:
The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and asked prices on such day.

34 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amount approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. Dividend income is

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Currency Translation
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the bid and asked price of respective exchange rates on the date of the transaction.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange realized gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends or interest actually received compared to the amount shown in the Fund’s accounting records on the date of receipt is shown as net realized gains or losses on foreign currency transactions on the Fund’s Statement of Operations.

Foreign exchange unrealized gain or loss on assets and liabilities, other than investments, is shown as unrealized appreciation (depreciation) on foreign currency translation on the Fund’s Statement of Operations.

(d) Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell currencies at a set price on a future date. Fluctuations in the value of open forward foreign currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund until the contracts are closed. When the contracts are closed, realized gains and losses are recorded, and included on the Statement of Operations in foreign currency transactions.

(e) Distributions to Shareholders
The Fund declares and pays monthly distributions to common shareholders. These distributions consist of investment company taxable income, which generally includes qualified dividend income, ordinary income and short-term capital gains. Any net realized long-term capital gains are distributed annually to common shareholders. To the extent distributions exceed taxable income, the excess will be deemed a return of capital.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(f) Indemnifications
Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, throughout

36 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Fund and Guggenheim Funds Investment Advisors, LLC, the Adviser furnishes offices, necessary facilities and equipment, provides administrative services, oversees the activities of Guggenheim Partners Investment Management, LLC (“GPIM” or the “Sub-Adviser”), provides personnel including certain officers required for the Fund’s administrative management and compensates the officers or trustees of the Fund who are affiliates of the Adviser. As compensation for these services, the Fund pays the Adviser a fee, payable monthly, in an amount equal to 1.00% of the Fund’s average daily managed assets.

Pursuant to a Sub-Advisory Agreement (the “Sub-Advisory Agreement”) among the Fund, the Adviser and the Sub-Adviser, GPIM under provides a continuous investment program for the Fund’s portfolio; provides investment research, makes and executes recommendations for the purchase and sale of securities; and provides certain facilities and personnel, including certain officers required for its administrative management and pays the compensation of all officers and trustees of the Fund who are GPIM’s affiliates. As compensation for its services, the Adviser pays GPIM a fee, payable monthly, in an annual amount equal to 0.50% of the Fund’s average daily managed assets.

Certain officers and trustees of the Fund may also be officers, directors and/or employees of the Adviser or GPIM. The Fund does not compensate its officers or trustees who are officers, directors and/or employees of the aforementioned firms.

Rydex Fund Services, LLC (“RFS”), an affiliate of the Adviser and the Sub-Adviser, provides fund administration services to the Fund. As compensation for these services RFS receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily managed assets of the Fund.

Managed Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

For purposes of calculating the fees payable under the foregoing agreements, “average daily managed assets” means the average daily value of the Fund’s total assets minus the sum of its accrued liabilities. “Total assets” means all of the Fund’s assets and is not limited to its investment securities. “Accrued liabilities” means all of the Fund’s liabilities other than borrowings for investment purposes.

The Bank of New York Mellon (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets.

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

RFS acts as the Fund’s accounting agent. As accounting agent, RFS is responsible for maintaining the books and records of the Fund’s securities and cash. RFS receives a fund accounting fee payable monthly at the annual rate set forth below as a percentage of the average daily managed assets of the Fund.

Managed Assets	Rate
First $200,000,000	0.0300%
Next $300,000,000	0.0150%
Next $500,000,000	0.0100%
Over $1,000,000,000	0.0075%
Minimum Annual Charge	$50,000
Certain out-of-pocket charges	Varies

Note 4 – Fair Value Measurement:
In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations.

38 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Federal Income Taxes:

The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies.

The Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year.

As of November 30, 2015, the cost of investments and accumulated unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Cost of			Net Tax
Investments	Gross tax	Gross tax	Unrealized
for Tax	Unrealized	Unrealized	Depreciation on
Purposes	Appreciation	Depreciation	Investments
$ 223,054,095	$ 1,547,618	$ (23,244,787)	$ (21,697,169)
The net tax unrealized appreciation on unfunded commitments is $482,374.

The differences between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, the mark to market of PFIC investments, and equity to debt accruals of income.

As of May 31, 2015 (the most recent fiscal year end for federal income tax purposes), the components of accumulated earnings/(losses) (excluding paid-in capital) on a tax basis were as follows:

Accumulated Long-Term
Undistributed	Gains/(Accumulated	Net Unrealized
Ordinary Income	Capital Losses)	Appreciation (Depreciation
$ 3,687,828	$ (1,945,160)	$ (4,781,687)
For the year ended May 31, 2015 (the most recent fiscal year end for federal income tax purposes), the tax character of distributions paid to shareholders as reflected in the Statements of Changes in Net Assets was as follows:

Distributions paid from
Ordinary Income	$ 14,290,338
Note: For federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

For all open tax years and all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing the

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

Fund’s tax returns that would not meet a more-likely-than not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then).

Note 6 – Investments in Securities:
During the six months ended November 30, 2015, the cost of purchases and proceeds from sales of investments, excluding short-term investments were $68,660,702 and $66,285,331 respectively.

Note 7 – Derivatives:
The Fund is required by GAAP to disclose: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows.

(a) Forward Foreign Currency Exchange Contracts
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchases and sales commitments denominated in foreign currencies and for investment purposes.

A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. Risk may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract.

At November 30, 2015, the following forward foreign currency exchange contracts were outstanding:

						Net Unrealized
			Settlement	Settlement	Value as of	Appreciation
Contracts to Buy		Counterparty	Date	Value	11/30/15	(Depreciation)
GBP	240,000
for USD	362,616	The Bank of New York Mellon	12/09/2015	$362,616	$361,517	$(1,009)

						Net Unrealized
			Settlement	Settlement	Value as of	Appreciation
Contracts to Sell		Counterparty	Date	Value	11/30/15	(Depreciation)
AUD	203,000
for USD	144,863	The Bank of New York Mellon	12/09/2015	$144,863	$146,751	$(1,888)
EUR	8,760,000
for USD	9,528,252	The Bank of New York Mellon	12/09/2015	9,528,252	9,260,585	267,667
GBP	2,200,000
for USD	3,345,452	The Bank of New York Mellon	12/09/2015	3,345,452	3,313,902	31,550
						$297,329
Total unrealized appreciation for forward foreign currency exchange contracts						$296,230

40 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

(b) Summary of Derivatives Information
The following table presents the types of derivatives in the Fund by location as presented on the Statement of Assets Liabilities at November 30, 2015.

Statement of Assets and Liabilities
Presentation of Fair Values of Derivative Instruments ($000s):

Asset Derivatives	Liability Derivatives

	Statement of Assets		Statement of Assets
Primary Risk Exposure	and Liabilities Location	Fair Value	and Liabilities Location	Fair Value
	Unrealized appreciation on		Unrealized depreciation on
	forward foreign currency		forward foreign currency
Foreign exchange risk	exchange contracts	$299	exchange contracts	$3
The following table presents the effect of derivatives instruments on the Statement of Operations for six months ended November 30, 2015.

Effect of Derivative Instruments on the Statement of Operations:
Amount of Realized Gain (Loss) on Derivatives (value in $000s)
Primary Risk Exposure	Foreign Currency Transactions
Foreign exchange risk	$528
Change in Unrealized Appreciation on Derivatives (value in $000s)
Primary Risk Exposure	Foreign Currency Translations
Foreign exchange risk	$(27)

Derivative Volume

Forward Foreign Currency Exchange Contracts:
The Fund had the following activity in forward foreign currency exchange contracts during the six months ended May 31, 2015:

Average Settlement Value Purchased	$2,594,474
Average Settlement Value Sold	2,989,326

Note 8 – Offsetting:
In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Fund mitigate their counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/ receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counter party must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with GAAP.

		Gross	Net Amounts
		Amounts	of Assets	Gross Amounts Not
	Gross	Offset in the	Presented in the	Offset in the Statement
	Amounts	Statement of	Statement of	of Assets & Liabilities
	of Recognized	Assets and	Assets and	Financial	Net
Description	Assets	Liabilities	Liabilities	Instruments	Amount

Forward Foreign
Currency Exchange
Contracts	$299,217	$ –	$299,217	$(2,997)	$296,220

		Gross	Net Amounts
		Amounts	of Liabilities	Gross Amounts Not
	Gross	Offset in the	Presented in the	Offset in the Statement
	Amounts	Statement of	Statement of	of Assets & Liabilities
	of Recognized	Assets and	Assets and	Financial	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	Amount

Reverse Repurchase
Agreements	$67,300,156	$ –	$67,300,156	$(67,300,156)	$ –
Forward Foreign
Currency Exchange
Contracts	2,997	–	2,997	(2,997)	–

42 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

Note 9 – Leverage:

Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Fund’s assets. For the six months ended November 30, 2015, the average daily balance for which reverse repurchase agreements were outstanding amounted to $61,066,291. The weighted average interest rate was 0.87%. At November 30, 2015, there was $67,300,156 in reverse repurchase agreements outstanding.

In June 2014, the FASB issued Accounting Standards Update 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (ASU 2014-11) that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as secured borrowings, which applies to the reverse repurchase agreements held by the Fund. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015.

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of November 30, 2015, aggregated by asset class of the related collateral pledged by the Fund:

	Overnight and			Greater than
	Continuous	Up to 30 days	31 – 90 days	90 days	Total

Preferred Stock	$–	$943,000	$818,689	$–	$1,761,689

Corporate Bonds	13,384,938	21,325,145	23,494,170	7,334,214	65,538,467
Gross amount of
recognized
liabilities for
reverse repurchase
agreements	$13,384,938	$22,268,145	$24,312,859	$7,334,214	$67,300,156

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

At November 30, 2015, the Fund had outstanding reverse repurchase agreements with various counterparties. Details of the reverse repurchase agreements by counterparty are as follows:

Counterparty	Interest Rates	Maturity Dates	Face Value
Barclays Capital, Inc.	0.70% - 0.95%	12/01/15 – 01/06/16	$9,997,914
Barclays Capital, Inc.	0.75% - 0.80%	Open Maturity	4,169,375
Bank of America	0.75%	12/09/15 – 02/29/16	8,119,294
Citigroup, Inc.	0.75%	12/17/15 – 01/05/16	2,667,863
Credit Suisse First Boston	0.75% - 0.80%	12/14/15 – 02/18/16	5,843,975
Credit Suisse First Boston	0.75% - 0.80%	Open Maturity	4,429,812
Paribas Bank	0.80% - 0.95%	12/04/15 – 02/03/16	3,249,000
Royal Bank of Canada	0.75% - 0.80%	12/07/15 – 05/06/16	24,037,173
Royal Bank of Canada	0.80% - 0.95%	Open Maturity	4,785,750
			$67,300,156

There is no guarantee that the Fund’s leverage strategy will be successful. The Fund’s use of leverage may cause the Fund’s NAV and market price of common shares to be more volatile and can magnify the effect of any losses.

Note 10 – Loan Commitments:
Pursuant to the terms of certain Term Loan agreements, the Fund held unfunded loan commitments as of November 30, 2015. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund reserves against such contingent obligations by designating cash, liquid securities, and liquid term loans as a reserve. As of November 30, 2015, the total amount segregated in connection with reverse repurchase agreements and unfunded commitments was $104,776,109.

44 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

At November 30, 2015, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Maturity Date	Face Amount	Value
Acosta, Inc.	09/26/2019	$2,000,000	$203,453
Advantage Sales and Marketing	07/25/2019	900,000	84,691
American Seafood	08/19/2021	390,000	55,351
American Stock Transfer	06/26/2018	400,000	27,456
BBB Industries, LLC	10/17/2019	455,714	49,810
CEVA Group, PLC	03/19/2019	500,000	67,281
Eyemart Express	12/18/2019	1,000,000	98,278
Hillman Group, Inc.	06/13/2019	501,429	39,363
IntraWest Holdings, S.A.R	12/10/2018	1,100,000	26,578
Learning Care Group	05/05/2019	500,000	47,384
Lincoln Finance Limited	12/31/2015	2,000,000	–
McGraw-Hill Global Education	03/22/2018	1,000,000	62,659
National Financial Partners	07/01/2018	1,500,000	109,047
National Technical	06/12/2021	160,588	1,579
Phillips Medsize Corp.	06/14/2019	1,068,571	90,313
PowerSchool, Inc.	07/29/2021	450,000	53,116
ProMach Group, Inc.	10/22/2019	650,000	60,976
Signode Industrial Group	05/01/2019	1,400,000	119,263
Wencor Jazz Acquisition	06/19/2019	330,769	27,516
		$16,307,071	$1,224,114

Note 11 – Capital:
In connection with its organization process, the Fund sold 4,189 shares of beneficial interest to Guggenheim Funds Distributors, LLC, an affiliate of the Adviser, for consideration of $100,012 at a price of $23.88 per share. The Fund issued 6,000,000 shares of common stock in its initial public offering. These shares were issued at $23.88 per share after deducting the sales load but before underwriters’ expense reimbursement.

In connection with the initial public offering of the Fund’s common shares, the underwriters were granted an option to purchase additional common shares. The underwriters purchased, at a price of $23.88 per common share (after deducting the sales load but before offering expenses incurred by the Fund), 625,000 common shares of the Fund and 125,000 common shares on July 19, 2013, and August 13, 2013, respectively, pursuant to the over-allotment option.

Offering costs, estimated at $331,250 or $0.05 per share, in connection with the issuance of common shares have been borne by the Fund and were charged to paid-in capital. The Adviser and GPIM have agreed to pay offering expenses (other than sales load, but including reimbursement of expenses to the underwriters) in excess of $0.05 per common share.

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

Common Shares
The Fund has an unlimited amount of common shares, $0.01 par value, authorized and 6,629,724 issued and outstanding.

Transactions in common shares were as follows:

	Six Months Ended	Year Ended
	November 30, 2015	May 31, 2015
Beginning Shares	6,629,724	6,629,724
Common shares issued through dividend reinvestment	–	535
Ending shares	6,629,724	6,629,724

Note 12 – Restricted Securities:
The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees:

Restricted Securities	Acquisition Date	Cost	Value
Anchorage Credit Funding 1 Ltd., 6.30%
due 07/28/30	05/07/15	$ 1,000,000	$ 1,001,661
IronGate Energy Services LLC, 11%
due 07/01/2018	07/10/13	229,161	143,400
R&R Ice Cream plc, 8.25% due
05/15/20	06/16/14	187,926	149,713
Schahin II Finance Company SPV Ltd.,
5.88% due 09/25/22	01/18/14	756,329	203,006
		$ 2,173,416	$ 1,497,780

Note 13 – Subsequent Event:
The Fund evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require adjustment to or disclosure in the Fund’s financial statements.

46 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited)	November 30, 2015

Federal Income Tax Information
In January 2016, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2015.

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classifica -tion system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Trustees (a)
The Trustees of the Guggenheim Credit Allocation Fund and their principal occupations during the past five years:

	Position(s)	Term of Office		Number of
	Held	and Length		Portfolios in
Name, Address*	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Trust	Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees:
Randall C. Barnes	Trustee	Since 2013	Current: Private Investor (2001-present).	102	Current: Trustee, Purpose Investments
(1951)					Funds (2014-present).
Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997);
President, Pizza Hut International (1991-1993); Senior Vice President,
Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).

Donald A.	Trustee	Since 2014	Current: Business broker and manager of commercial real estate,	98	Current: Midland Care, Inc.
Chubb, Jr.			Griffith & Blair, Inc. (1997-present).		(2011-present).
(1946)
Jerry B. Farley	Trustee	Since 2014	Current: President, Washburn University (1997-present).	98	Current: Westar Energy, Inc.
(1946)					(2004-present);
CoreFirst Bank & Trust
(2000-present).
Roman	Trustee and	Since 2013	Current: Founder and Managing Partner,	98	Current: Zincore Metals, Inc.
Friedrich III	Chairman		Roman Friedrich & Company (1998-present).		(2009-present).
(1946)	of the Contracts
	Review		Former: Senior Managing Director, MLV & Co. LLC (2010-2011).		Former: Axiom Gold and
	Committee				Silver Corp. (2011-2012).

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 47

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2015

	Position(s)	Term of Office		Number of
	Held	and Length		Portfolios in
Name, Address*	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Trust	Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees continued:

Robert B. Karn III	Trustee and	Since 2013	Current: Consultant (1998-present).	98	Current: Peabody Energy
(1942)	Chairman of				Company (2003-present);
	the Audit		Former: Arthur Andersen (1965-1997) and Managing Partner, Financial		GP Natural Resource
	Committee		and Economic Consulting, St. Louis office (1987-1997).		Partners, LLC (2002- present).
Ronald A. Nyberg	Trustee and	Since 2013	Current: Partner, Nyberg & Cassioppi, LLC (2000-present).	104	Current: Edward-Elmhurst
(1953)	Chairman of				Healthcare
	the Nominating		Former: Executive Vice President, General Counsel, and Corporate		System (2012-present).
	and		Secretary, Van Kampen Investments (1982-1999).
Governance
Committee
Maynard F. Oliverius	Trustee	Since 2014	Current: Retired.	98	Current: Fort Hays State
(1943)					University
			Former: President and CEO, Stormont-Vail HealthCare (1996-2012).		Foundation (1999-present);
Stormont-Vail Foundation
(2013-present); University of Minnesota
MHA Alumni Philanthropy Committee
(2009-present).

Former: Topeka Community Foundation
(2009-2014).
Ronald E. Toupin, Jr.	Trustee and	Since 2013	Current: Portfolio Consultant (2010-present).	101	Former: Bennett Group of Funds
(1958)	Chairman of				(2011-2013).
	the Board		Former: Vice President, Manager and Portfolio Manager, Nuveen Asset
Management (1998-1999); Vice President, Nuveen Investment Advisory
Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment
Trusts (1991-1999); and Assistant Vice President and Portfolio Manager,
Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen &
Co., Inc. (1982-1999).

48 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2015

	Position(s)	Term of Office		Number of
	Held	and Length		Portfolios in
Name, Address*	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Trust	Served**	During Past Five Years	Overseen	Held by Trustees
Interested Trustee:
Donald C.	President,	Since 2013	Current: President and CEO, certain other funds in the Fund Complex	233	Current: Clear Spring
Cacciapaglia***	Chief		(2012-present); Vice Chairman, Guggenheim Investments (2010-present).		Life Insurance
(1951)	Executive				Company (2015-
	Officer		Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).		present); Guggenheim
	and Trustee				Partners Japan, Ltd.
(2014-present);
Delaware Life
(2013-present);
Guggenheim Life and Annuity Company
(2011-present); Paragon Life Insurance
Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.

**	This is the period for which the Trustee began serving the Fund. After a Trustee’s initial term, each Trustee is expected to serve a three year term concurrent with the class of Trustees for which he serves:

—Messrs. Karn, Oliverius and Toupin are Class III Trustees. Class III Trustees are expected to stand for re-election at the Fund’s annual meeting of shareholders for the fiscal year ended May 31, 2016.

—Messrs. Barnes, Cacciapaglia and Chubb are Class I Trustees. Class I Trustees are expected to stand for re-election at the Fund’s annual meeting of shareholders for the fiscal year ended May 31, 2017.

—Messrs. Farley, Friedrich and Nyberg are Class II Trustees. Class II Trustees are expected to stand for re-election at the Fund’s annual meeting of shareholders for the fiscal year ended May 31, 2018.

***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

(a)	As of April 3, 2014. At a special meeting of the shareholders held in April 2014, shareholders of the Trust elected the following individuals to serve as Trustees:
Donald A. Chubb, Jerry B. Farley and Maynard F. Oliverius.

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 49

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2015

Principal Executive Officers

The Principal Executive Officers, of the Guggenheim Credit Allocation Fund, who are not trustees, and their principal occupations during the past five years:

Position(s)
	held	Term of Office
Name, Address*	with the	and Length of
and Year of Birth	Trust	Time Served**	Principal Occupations During Past Five Years
Officers:

Joseph M. Arruda	Assistant	Since 2014	Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present);
(1966)	Treasurer		LLC Vice President, Security Investors, (2010-present); CFO and Manager,
Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010);
Vice President, Rydex Advisors II, LLC (2010).
William H.	Vice President	Since 2014	Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim
Belden, III			Funds Investment Advisors, LLC (2005-present).
(1965)
Former: Vice President of Management, Northern Trust Global Investments (1999-2005).
Joanna M. Catalucci	Chief	Since 2013	Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director,
(1966)	Compliance		Guggenheim Investments (2012-present).
Officer
Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012);
Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates
(2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC
and certain affiliates (2010-2011).
James M. Howley	Assistant	Since 2013	Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer,
(1972)	Treasurer		certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

50 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2015

Position(s)
	held	Term of Office
Name, Address*	with the	and Length of
and Year of Birth	Trust	Time Served**	Principal Occupations During Past Five Years
Officers continued:
Amy J. Lee	Chief Legal	Since 2013	Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director,
(1961)	Officer		Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company
and Security Benefit Corporation (2004-2012).
Mark E. Mathiasen	Secretary	Since 2013	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim
(1978)			Investments (2007-present).
Michael P. Megaris	Assistant	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Senior Associate, Guggenheim
(1984)	Secretary		Investments(2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).
Adam Nelson	Assistant	Since 2015	Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund
(1979)	Treasurer		Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund
Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).
Kimberly J. Scott	Assistant	Since 2013	Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the
(1974)	Treasurer		Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of
Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010);
Manager of Mutual Fund Administration, Van Kampen Investments,
Inc./Morgan Stanley Investment Management (2005-2009).
Bryan Stone	Vice President	Since 2014	Current: Vice President, certain other funds in the Fund Complex (2014-present); Director,
(1979)			Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President,
Morgan Stanley (2002-2009).

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 51

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2015

Position(s)
	held	Term of Office
Name, Address*	with the	and Length of
and Year of Birth	Trust	Time Served**	Principal Occupations During Past Five Years
Officers continued:

John L. Sullivan	Chief Financial	Since 2013	Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present);
(1955)	Officer, Chief		Senior Managing Director, Guggenheim Investments (2010-present).
Accounting
	Officer and		Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010);
	Treasurer		Managing Director and Head of Fund Accounting and Administration, Morgan Stanley
Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.

**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The data reflects the commencement date upon which the officer held any officer position with the Fund.

52 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

DIVIDEND REINVESTMENT PLAN (Unaudited)	November 30, 2015

Unless the registered owner of common shares elects to receive cash by contacting the Computershare Trust Company, N.A. (the “Plan Administrator”), all dividends declared on common shares of the Fund will be automatically reinvested by the Plan Administrator, Administrator for shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 53

DIVIDEND REINVESTMENT PLAN (Unaudited) continued	November 30, 2015

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., P.O. Box 30170 College Station, TX 77842-3170; Attention: Shareholder Services Department, Phone Number: (866) 488-3559 or online at www.computershare.com/investor.

54 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

FUND INFORMATION	November 30, R2015

Board of Trustees	Investment Adviser
Randall C. Barnes	Guggenheim Funds Investment
Advisors, LLC
Donald C. Cacciapaglia*	Chicago, IL

Donald A. Chubb	Investment Sub-Adviser
Guggenheim Partners Investment
Jerry B. Farley	Management, LLC
Santa Monica, CA
Roman Friedrich III
Administrator and Accounting Agent
Robert B. Karn III	Rydex Fund Services, LLC
Rockville, MD
Ronald A. Nyberg
Custodian
Maynard F. Oliverius	The Bank of New York Mellon Corp
New York, NY
Ronald E. Toupin, Jr.,
Chairperson	Legal Counsel
Skadden, Arps, Slate, Meagher
* Trustee is an “interested person” (as defined	& Flom LLP
in section 2(a)(19) of the 1940 Act)	New York, NY
(“Interested Trustee”) of the Trust because of
his position as the President and CEO of the	Independent Registered Public
Investment Adviser and Distributor.	Accounting Firm
Ernst & Young LLP
Principal Executive Officers	McLean, VA

Donald C. Cacciapaglia
President and Chief Executive Officer

Joanna M. Catalucci
Chief Compliance Officer

Amy J. Lee
Chief Legal Officer

Mark E. Mathiasen
Secretary

John L. Sullivan
Chief Financial Officer,
Chief Accounting Officer and Treasurer

GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 55

FUND INFORMATION continued	November 30, 2015

Privacy Principles of the Fund
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about its shareholders to employees of the Fund’s investment advisor and its affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of Guggenheim Credit Allocation Fund?

   ● If your shares are held in a Brokerage Account, contact your Broker.
   ● If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent:
     Computershare Trust Company, N.A., P.O. Box 30170 College Station, TX 77842-3170; (866) 488-3559 or online at www.computershare.com/investor.

This report is sent to shareholders of Guggenheim Credit Allocation Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 345-7999.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting the Fund’s website at guggenheiminvestments.com/ggm or by accessing the Fund’s Form N-PX on the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by visiting the Fund’s website at guggenheiminvestments.com/ggm. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or at www.sec.gov.

Notice to Shareholders

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund from time to time may purchase shares of its common stock in the open market.

56 l GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT

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GGM l GUGGENHEIM CREDIT ALLOCATION FUND SEMIANNUAL REPORT l 59

ABOUT THE FUND MANAGERS

Guggenheim Partners Investment Management, LLC
Guggenheim Partners Investment Management, LLC (“GPIM”) is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm. The firm provides capital markets services, portfolio and risk management expertise, wealth management, and investment advisory services. Clients of Guggenheim Partners, LLC subsidiaries are an elite mix of individuals, family offices, endowments, foundations, insurance companies and other institutions.

Investment Philosophy
GPIM’s investment philosophy is predicated upon the belief that thorough research and independent thought are rewarded with performance that has the potential to outperform benchmark indexes with both lower volatility and lower correlation of returns over time as compared to such benchmark indexes.

Investment Process
GPIM’s investment process is a collaborative effort between various groups including the Portfolio Construction Group, which utilize proprietary portfolio construction and risk modeling tools to determine allocation of assets among a variety of sectors, and its Sector Specialists, who are responsible for security selection within these sectors and for implementing securities transactions, including the structuring of certain securities directly with the issuers or with investment banks and dealers involved in the origination of such securities.

Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606 Member
FINRA/SIPC
(01/16)

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE

CEF-GGM-SAR-1115

Item 2.  Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for a semi-annual reporting period.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable for a semi-annual reporting period.

(b) There has been no change, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on Form N-CSR.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)      The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded based on such evaluation, as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable.

(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act.

(a)(3)  Not applicable.

(b)       Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Credit Allocation Fund

By:      /s/ Donald C. Cacciapaglia

Name: Donald C. Cacciapaglia

Title:   President and Chief Executive Officer

Date:    February 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Donald C. Cacciapaglia

Name: Donald C. Cacciapaglia

Title:   President and Chief Executive Officer

Date:   February 5, 2016

By:      /s/ John L. Sullivan

Name: John L. Sullivan

Title:   Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:   February 5, 2016